Fair value of financial instruments (Tables)	12 Months Ended
Dec. 31, 2017
Fair value of financial instruments
Schedule of fair value of financial assets and liabilities

	Carrying amounts					Fair value(1)
		Fair value
EUR million	Amortized cost	Level 1	Level 2	Level 3	Total	Total
2017
Non-current available-for-sale investments	119	16	137	544	816	816
Other non-current financial assets	108	–	99	8	215	195
Other current financial assets including derivatives	106	–	196	–	302	302
Accounts receivable	6 880	–	–	–	6 880	6 880
Available-for-sale investments, liquid assets	–	–	911	–	911	911
Cash and cash equivalents	7 369	–	–	–	7 369	7 369
Total financial assets	14 582	16	1 343	552	16 493	16 473
Long-term interest-bearing liabilities	3 457	–	–	–	3 457	3 574
Short-term interest bearing liabilities	309	–	–	–	309	309
Other financial liabilities including derivatives	44	–	268	672	984	984
Accounts payable	3 996	–	–	–	3 996	3 996
Total financial liabilities	7 806	–	268	672	8 746	8 863

	Carrying amounts					Fair value(1)
		Fair value
EUR million	Amortized cost	Level 1	Level 2	Level 3	Total	Total
2016
Non-current available-for-sale investments	202	–	164	674	1 040	1 040
Other non-current financial assets	143	–	111	–	254	228
Other current financial assets including derivatives	60	–	236	–	296	296
Accounts receivable	6 972	–	–	–	6 972	6 972
Investments at fair value through profit and loss, liquid assets	–	–	327	–	327	327
Available-for-sale investments, liquid assets	–	–	1 502	–	1 502	1 502
Cash and cash equivalents	7 497	–	–	–	7 497	7 497
Total financial assets	14 874	–	2 340	674	17 888	17 862
Long-term interest-bearing liabilities	3 657	–	–	–	3 657	3 821
Short-term interest bearing liabilities	370	–	–	–	370	370
Other financial liabilities including derivatives	34	–	236	14	284	284
Accounts payable	3 781	–	–	–	3 781	3 781
Total financial liabilities	7 842	–	236	14	8 092	8 256

(1)

The following fair value measurement methods are used for items not carried at fair value: the fair value is estimated to equal the carrying amount for available-for-sale investments carried at cost less impairment for which it is not possible to estimate fair value reliably. These assets are tested for impairment using a discounted cash flow analysis if events or changes in circumstances indicate that the carrying amounts may not be recoverable. The fair values of long-term interest bearing liabilities are primarily based on quotes from third-party pricing services (level 2). The fair values of other assets and liabilities, including loans receivable and loans payable are primarily based on discounted cash flow analysis (level 2). The fair value is estimated to equal the carrying amount for short-term financial assets and financial liabilities due to limited credit risk and short time to maturity. Refer to Note 2, Significant accounting policies.

Schedule of reconciliation of balances on level 3 financial assets and liabilities

	Level 3 Financial	Level 3 Financial
EURm	Assets	Liabilities
As of January 1, 2016	688	–
Net gains in income statement	52	–
Net loss recorded in other comprehensive income	(48)	–
Acquisitions through business combination	–	(14)
Purchases	72	–
Sales	(101)	–
Other movements	11	–
As of December 31, 2016	674	(14)
Net gains in income statement	89	79
Net loss recorded in other comprehensive income	(89)	–
Acquisitions of non-controlling interest	–	(737)
Purchases	89	–
Sales	(182)	–
Other movements	(29)	–
As of December 31, 2017	552	(672)